CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Oct. 29, 2011	Jan. 29, 2011	Oct. 30, 2010	Jan. 30, 2010
Current assets:
Cash and cash equivalents	$ 14,982	$ 12,516	$ 17,763	$ 13,767
Accounts receivable	3,571	4,054	4,037	497
Inventories	16,675	11,959	13,292	6,378
Deferred income taxes	1,784	1,321	1,130	573
Prepaid expenses and other current assets	2,912	1,871	1,755	1,103
Total current assets	39,924	31,721	37,977	22,318
Property and equipment, net	29,973	21,300	16,802	7,495
Deferred income taxes		2,704	2,208	766
Other assets, net	2,698	3,399	881	639
TOTAL ASSETS	72,595	59,124	57,868	31,218
Current liabilities:
Accounts payable	8,713	6,146	4,657	2,703
Accrued liabilities	5,931	6,410	7,381	3,315
Current portion of long-term debt		5,938
Total current liabilities	14,644	18,494	12,038	6,018
Deferred and accrued rents	14,839	8,223	7,908	2,224
Deferred income taxes	455
Long-term debt	35,000	87,875
Total liabilities	64,938	114,592	19,946	8,242
Commitments and contingencies
Convertible redeemable preferred stock-Series A				85,854
Stockholders' equity (deficit):
Common stock-$.01 par value, 80.0 million shares authorized; 43.5 million shares issued and outstanding at October 29, 2011; 40.5 million shares issued and outstanding at January 29, 2011; 40.4 million shares issued and outstanding at October 30, 2010	435	405	404	260
Additional paid-in capital	76,179	27,232	24,951	(63,138)
Retained earnings (accumulated deficit)	(68,957)	(83,105)	12,567
Total stockholders' equity (deficit)	7,657	(55,468)	37,922	(62,878)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 72,595	$ 59,124	$ 57,868	$ 31,218